RELATED PARTY TRANSACTIONS (Details Textual) (USD $)	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Related Party Transaction [Line Items]
Percentage Of Annual Management Fee	0.50%
Accrued Management Fees	$ 48,671,049	$ 51,851,332
Series Thirty Four [Member]
Related Party Transaction [Line Items]
Proceeds from Collection of Advance From An Affiliate	12,736	15,860
Series Thirty Six [Member]
Related Party Transaction [Line Items]
Proceeds from Collection of Advance From An Affiliate		129,612
Series Forty [Member]
Related Party Transaction [Line Items]
Proceeds from Collection of Advance From An Affiliate	12,485	9,616
Series Forty Four [Member]
Related Party Transaction [Line Items]
Proceeds from Collection of Advance From An Affiliate	12,495
Series Forty Five [Member]
Related Party Transaction [Line Items]
Proceeds from Collection of Advance From An Affiliate	$ 8,997